SUBSEQUENT EVENTS (Details) installment in Thousands, $ in Millions	Feb. 27, 2022 USD ($) installment
Subsequent Event [Line Items]
Foreign operations agreements, estimated economic incentives, more than | $	$ 3,400.0
Foreign operation facility, estimated number of vehicles to be manufactured per year | installment	150
Subsequent Event
Subsequent Event [Line Items]
Foreign operations agreements, estimated economic incentives, term	15 years